PLANT EQUIPMENT AND MINING PROPERTIES (Tables)	3 Months Ended
Mar. 31, 2024
PLANT EQUIPMENT AND MINING PROPERTIES
Schedule Of Plant, Equipment And Mining Properties
	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
	$	$	$	$	$	$	$
COST
Balance at January 1, 2023	14,687	763	774	14,930	23,294	14,693	69,141
Additions / Transfers	3,716	78	1,176	3,270	3,079	701	12,020
Writedowns	-	(6)	(22)	(629)	(141)	-	(798)
Effect of movements in exchange rates	(28)	9	1	2	-	(24)	(40)
Balance at December 31, 2023	18,375	844	1,929	17,573	26,232	15,370	80,323
Additions / Transfers	187	6	2	138	409	(454)	288
Writedowns	-	(1)	(1)	-	-	-	(2)
Effect of movements in exchange rates	3	(2)	1	(1)	-	(21)	(20)
Balance at March 31, 2024	18,565	847	1,931	17,710	26,641	14,895	80,589

ACCUMULATED DEPLETION AND DEPRECIATION / IMPAIRMENT
Balance at January 1, 2023	9,106	441	598	5,178	6,733	3,029	25,085
Additions / Transfers	367	111	204	676	1,170	294	2,822
Writedowns	-	(4)	(21)	(619)	(9)	-	(653)
Balance at December 31, 2023	9,473	548	781	5,235	7,894	3,323	27,254
Additions / Transfers	103	21	100	4	480	77	785
Balance at March 31, 2024	9,576	569	881	5,239	8,374	3,400	28,039

NET BOOK VALUE
At March 31, 2024	8,989	278	1,050	12,471	18,267	11,495	52,550
At December 31, 2023	8,902	296	1,148	12,339	18,338	12,047	53,069